ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - Q1	Jan. 29, 2024	Apr. 21, 2023 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio	0.14290	0.0333